Assets and Liabilities Measured at Fair Value on a Recurring Basis	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis	Assets and Liabilities Measured at Fair Value on a Recurring Basis
Valuation Hierarchy: The Account’s fair value measurements are grouped categorically into three levels, as defined by the FASB. The levels are defined as follows:
•Level 1 fair value inputs are quoted prices for identical items in active, liquid and visible markets such as stock exchanges.
•Level 2 fair value inputs are observable information for similar items in active or inactive markets, and appropriately consider counterparty creditworthiness in the valuations.
•Level 3 fair value inputs reflect our best estimate of inputs and assumptions market participants would use in pricing an asset or liability at the measurement date. The inputs are unobservable in the market and significant to the valuation estimate.
An investment’s categorization within the valuation hierarchy described above is based upon the lowest level of input that is significant to the fair value measurement. Real estate fund investments are excluded from the valuation hierarchy, as these investments are fair valued using their net asset value as a practical expedient since market quotations or values from independent pricing services are not readily available. See Note 1 - Organization and Significant Accounting Policies for further discussion regarding the use of a practical expedient for the valuation of real estate funds.
The Account’s determination of fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon vendor-provided, evaluated prices or internally developed models that primarily use market-based or independently sourced market data, including interest rate yield curves, market spreads, and currency rates. Valuation adjustments will be made to reflect changes in credit quality, counterparty’s creditworthiness, the Account’s creditworthiness, liquidity, and other observable and unobservable inputs that are applied consistently over time.
The methods described above are considered to produce fair values that represent an estimate by management of what an unaffiliated buyer in the marketplace would pay to purchase the asset or would receive to transfer the liability. Since fair value calculations involve significant professional judgment in the application of both observable and unobservable attributes, actual realizable values or future fair values may differ from amounts reported. Furthermore, while the Account believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments, while reasonable, could result in different estimates of fair value at the reporting date. As discussed in Note 1—Organization and Significant Accounting Policies in more detail, the Account generally obtains independent third party appraisals on a quarterly basis; there may be circumstances in the interim in which the true realizable value of a property is not reflected in the Account’s daily net asset value calculation or in the Account’s periodic Consolidated Financial Statements. This disparity may be more apparent when the commercial and/or residential real estate markets experience an overall and possibly dramatic decline (or increase) in property values in a relatively short period of time between appraisals.
The following tables show the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019, using unadjusted quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); significant unobservable inputs (Level 3); and Practical Expedient (millions):

Description	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Fair Value Using Practical Expedient	Total at December 31, 2020
Real estate properties	$—	$—	$16,476.7	$—	$16,476.7
Real estate joint ventures	—	—	6,128.9	—	6,128.9
Real estate funds	—	—	—	393.2	393.2
Real estate operating business	—	—	250.0	—	250.0
Marketable securities:
Government agency notes	—	157.0	—	—	157.0
United States Treasury securities	—	582.3	—	—	582.3
Loans receivable(1)	—	—	1,562.6	—	1,562.6
Total Investments at December 31, 2020	$—	$739.3	$24,418.2	$393.2	$25,550.7
Loans payable	$—	$—	$(2,411.4)	$—	$(2,411.4)
Line of credit	$—	$—	$—	$—	$—

Description	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Fair Value Using Practical Expedient	Total at December 31, 2019
Real estate properties	$—	$—	$15,835.0	$—	$15,835.0
Real estate joint ventures	—	—	7,204.2	—	7,204.2
Real estate funds	—	—	—	311.8	311.8
Marketable securities:
Real estate-related	825.7	—	—	—	825.7
Government agency notes	—	259.6	—	—	259.6
United States Treasury securities	—	2,589.1	—	—	2,589.1
Corporate bonds	—	1,268.3	—	—	1,268.3
Municipal bonds	—	33.2	—	—	33.2
Loans receivable(1)	—	—	1,572.1	—	1,572.1
Total Investments at December 31, 2019	$825.7	$4,150.2	$24,611.3	$311.8	$29,899.0
Loans payable	$—	$—	$(2,365.0)	$—	$(2,365.0)
Line of credit	$—	$—	$(250.0)	$—	$(250.0)
(1) Amount shown is reflective of loans receivable and loans receivable with related parties.

The following tables show the reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2020 and 2019 (millions):

	Real Estate Properties	Real Estate Joint Ventures	Real Estate Operating Business	Loans Receivable(3)	Total Level 3 Investments	Loans Payable	Line of Credit
For the year ended December 31, 2020
Beginning balance January 1, 2020	$15,835.0	$7,204.2	$—	$1,572.1	$24,611.3	$(2,365.0)	$(250.0)
Total realized and unrealized (losses) gains included in changes in net assets	(348.9)	(477.0)	(0.2)	(34.2)	(860.3)	(3.1)	—
Purchases(1)	1,680.1	247.2	250.2	118.0	2,295.5	(289.6)	(540.0)
Sales	(689.5)	—	—	(64.7)	(754.2)	—	—
Settlements(2)	—	(845.5)	—	(28.6)	(874.1)	246.3	790.0
Ending balance December 31, 2020	$16,476.7	$6,128.9	$250.0	$1,562.6	$24,418.2	$(2,411.4)	$—

	Real Estate Properties	Real Estate Joint Ventures	Loans Receivable(3)	Total Level 3 Investments	Loans Payable	Line of Credit
For the year ended December 31, 2019
Beginning balance January 1, 2019	$15,531.1	$6,356.6	$913.0	$22,800.7	$(2,608.0)	$—
Total realized and unrealized gains (losses) included in changes in net assets	526.3	(100.3)	(4.1)	421.9	(107.1)	—
Purchases(1)	1,534.9	953.0	764.8	3,252.7	(228.5)	(250.0)
Sales	(1,757.3)	—	—	(1,757.3)	—	—
Settlements(2)	—	(5.1)	(101.6)	(106.7)	578.6	—
Ending balance December 31, 2019	$15,835.0	$7,204.2	$1,572.1	$24,611.3	$(2,365.0)	$(250.0)
(1)Includes purchases, contributions for joint ventures, capital expenditures, lending for loans receivable and assumption of loans payable.
(2)Includes operating income for real estate joint ventures net of distributions, principal payments and payoffs of loans receivable, and principal payments and extinguishment of loans payable.
(3)Amount shown is reflective of loans receivable and loans receivable with related parties.

The following table shows quantitative information about unobservable inputs related to the Level 3 fair value measurements as of December 31, 2020.

Type	Asset Class	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)

Real Estate Properties and Joint Ventures	Office	Income Approach—Discounted Cash Flow	Discount Rate	5.5%–9.0% (6.7%)
			Terminal Capitalization Rate	4.0%–8.3% (5.6%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.0%–8.0% (5.0%)

	Industrial	Income Approach—Discounted Cash Flow	Discount Rate	5.2% - 9.0% (6.6%)
			Terminal Capitalization Rate	4.3% - 7.3% (5.4%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.8% - 7.0% (4.8%)

	Residential	Income Approach—Discounted Cash Flow	Discount Rate	5.5% - 7.8% (6.4%)
			Terminal Capitalization Rate	4.3% - 6.8% (5.1%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.8% - 6.0% (4.6%)

	Retail	Income Approach—Discounted Cash Flow	Discount Rate	5.0% - 12.0% (6.8%)
			Terminal Capitalization Rate	4.3% - 9.4% (5.7%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.0% - 11.5% (5.2%)

	Hotel	Income Approach—Discounted Cash Flow	Discount Rate	10.3%
			Terminal Capitalization Rate	7.8%

		Income Approach—Direct Capitalization	Overall Capitalization Rate	7.8%

Real Estate Operating Business		Income Approach—Discounted Cash Flow	Discount Rate	7.3%
			Terminal Growth Rate	2.5%
		Market Approach	EBITDA Multiple	13.9x

Loans Payable	Office	Discounted Cash Flow	Loan-to-Value Ratio	35.4% - 54.9% (45.5%)
			Equivalency Rate	2.4% - 3.3% (3.0%)

		Net Present Value	Loan-to-Value Ratio	35.4% - 54.9% (45.5%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2 - 1.4 (1.3)

Type	Asset Class	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)
	Industrial	Discounted Cash Flow	Loan-to-Value Ratio	54.6% - 59.2% (56.6%)
			Equivalency Rate	3.3% - 3.3% (3.3%)

		Net Present Value	Loan-to-Value Ratio	54.6% - 59.2% (56.6%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.4 - 1.5 (1.5)

	Residential	Discounted Cash Flow	Loan-to-Value Ratio	29.6% - 65.9% (48.2%)
			Equivalency Rate	2.3% - 3.2% (2.8%)

		Net Present Value	Loan-to-Value Ratio	29.6% - 65.9% (48.2%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2 - 1.7 (1.4)

	Retail	Discounted Cash Flow	Loan-to-Value Ratio	40.2% - 73.4% (47.6%)
			Equivalency Rate	2.8% - 4.2% (3.0%)

		Net Present Value	Loan-to-Value Ratio	40.2% - 73.4% (47.6%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.3 - 1.8 (1.4)

Loans Receivable, including those with related parties	Office	Discounted Cash Flow	Loan-to-Value Ratio	50.6% - 91.8% (77.2%)
			Equivalency Rate	3.5% - 9.6% (6.6%)
	Industrial	Discounted Cash Flow	Loan-to-Value Ratio	30.9% - 90.2% (69.1%)
			Equivalency Rate	4.3% - 12.7% (6.8%)
	Residential	Discounted Cash Flow	Loan-to-Value Ratio	47.4% - 74.7% (64.1%)
			Equivalency Rate	3.2% - 7.0% (4.9%)
	Retail & Hospitality	Discounted Cash Flow	Loan-to-Value Ratio	61.2% - 86.2% (68.7%)
			Equivalency Rate	5.4% - 9.9% (6.3%)

The following table shows quantitative information about unobservable inputs related to the Level 3 fair value measurements as of December 31, 2019.

Type	Asset Class	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)

Real Estate Properties and Joint Ventures	Office	Income Approach—Discounted Cash Flow	Discount Rate	5.5%–8.5% (6.6%)
			Terminal Capitalization Rate	4.0%–7.5% (5.5%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.9%–7.0% (5.0%)

	Industrial	Income Approach—Discounted Cash Flow	Discount Rate	5.3% - 9.0% (6.7%)
			Terminal Capitalization Rate	4.3% - 8.1% (5.5%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.9% - 7.4% (4.9%)

	Residential	Income Approach—Discounted Cash Flow	Discount Rate	5.3% - 7.8% (6.4%)
			Terminal Capitalization Rate	4.3% - 6.8% (5.1%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.8% - 6.0% (4.6%)

	Retail	Income Approach—Discounted Cash Flow	Discount Rate	5.3% - 11.7% (6.6%)
			Terminal Capitalization Rate	4.8% - 9.4% (5.4%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.3% - 11.0% (4.9%)

	Hotel	Income Approach—Discounted Cash Flow	Discount Rate	10.0%
			Terminal Capitalization Rate	7.8%

		Income Approach—Direct Capitalization	Overall Capitalization Rate	7.5%

Type	Asset Class	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)

Loans Payable	Office and Industrial	Discounted Cash Flow	Loan-to-Value Ratio	31.6% - 59.5% (46.3%)
			Equivalency Rate	3.1% - 4.3% (3.4%)

		Net Present Value	Loan-to-Value Ratio	31.6% - 59.5% (46.3%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2 - 1.5 (1.3)

	Residential	Discounted Cash Flow	Loan-to-Value Ratio	30.2% - 69.0% (47.8%)
			Equivalency Rate	3.0% - 3.6% (3.3%)

		Net Present Value	Loan-to-Value Ratio	30.2% - 69.0% (47.8%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2 - 1.7 (1.3)

	Retail	Discounted Cash Flow	Loan-to-Value Ratio	33.3% - 63.3% (41.1%)
			Equivalency Rate	3.3% - 4.0% (3.5%)

		Net Present Value	Loan-to-Value Ratio	33.3% - 63.3% (41.1%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2 - 1.5 (1.3)

Loans Receivable, including those with related parties	Residential, Hotel, Industrial, Office, Retail and Storage	Discounted Cash Flow	Loan-to-Value Ratio	31.7% - 81.5% (72.5%)
			Equivalency Rate	3.2% - 8.4% (6.0%)
Real Estate Properties and Joint Ventures: The significant unobservable inputs used in the fair value measurement of the Account’s real estate property and joint venture investments are the selection of certain investment rates (Discount Rate, Terminal Capitalization Rate, and Overall Capitalization Rate). Significant increases (decreases) in any of those inputs in isolation would result in significantly lower (higher) fair value measurements, respectively.
Real Estate Operating Business: The significant unobservable inputs used in the fair value measurement of the Account's real estate operating business are the selection of certain investment rates and ratios (Discount Rate, Terminal Growth Rate, and EBITDA Multiple). Significant increases (decreases) in any of those inputs in isolation would result in significantly lower (higher) fair value measurements, respectively.
Loans Payable: The significant unobservable inputs used in the fair value measurement of the Account’s loans payable are the loan-to-value ratios and the selection of certain credit spreads and weighted average cost of capital risk premiums. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value, respectively.
Loans Receivable: The significant unobservable inputs used in the fair value measurement of the Account’s loans receivable are the loan-to-value ratios and the selection of certain credit spreads. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value, respectively.
During the years ended December 31, 2020 and 2019 there were no transfers between Levels 1, 2 or 3.
The amount of total net unrealized (losses) gains included in changes in net assets attributable to the change in net unrealized gains relating to Level 3 investments and loans payable using significant unobservable inputs still held as of the reporting date is as follows (millions):

	Real Estate Properties	Real Estate Joint Ventures	Real Estate Operating Business	Loans Receivable	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2020	$(344.2)	$(382.8)	$(0.2)	$(32.7)	$(759.9)	$(3.1)
For the year ended December 31, 2019	$355.2	$(94.7)	$—	$(4.1)	$256.4	$(96.8)